PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2024	2023	2022
Drilling and production tools	$1,499,535	$1,499,535	$1,499,535
Leasehold improvement	323,675	323,675	323,675
Production facilities	93,049	93,049	93,049
Computer and software	5,605	5,605	5,605
Housing and welfare	4,312	4,312	4,312
Furniture and office equipment	4,013	4,013	4,013
Equipment	1,650	1,650	1,650
Total	1,931,839	1,931,839	1,931,839
Less: accumulated depreciation	(1,912,148)	(1,822,822)	(1,730,344
Property and equipment, net	$19,691	$109,017	$201,495

Depreciation charged to expense amounted to $89,327, $92,478, and $92,727 for the years ended December 31, 2024, 2023 and 2022, respectively.